BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowances (in dollars)	$ 47	$ 47	$ 44
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	10,000,000	76,894,620	58,354,472
Preferred shares, issued (in shares)	0	76,235,050	57,986,873
Preferred shares, outstanding (in shares)	0	76,235,050	57,986,873
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	200,000,000	110,000,000	85,000,000
Common stock, issued shares	21,391,590	1,272,360	1,145,238
Common stock, outstanding shares	21,391,590	1,272,360	1,145,238